Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2024
Share Based Compensation [Abstract]
Schedule of Compensation to Employees	The following table set forth the parameters used in the computation of the options compensation to employees:
	Nine months ended September 30,
	2024	2023
Expected term, in years	6.11	5.81
Expected volatility	51.75%	48.2%
Risk-free interest rate	4.23%	4.145%
Expected dividend yield	0%	0%

Schedule of Share Based Compensation Expense	The following table presents share-based compensation expense for employees included in the Company’s consolidated statements of operations:
	Nine months ended September 30,
	2024	2023
Research and development	$7,731	$6,361
Sales and marketing	1,845	1,590
General and administrative	1,601	1,293
Cost of revenues	222	184
Total stock-based compensation expense	$11,399	$9,428